Expense Example - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2026 USD ($)
J Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
I Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,660
Expense Example, with Redemption, 3 Years	5,201
Expense Example, with Redemption, 5 Years	9,056
Expense Example, with Redemption, 10 Years	20,261
R Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,834
Y Shares Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6,132
Expense Example, with Redemption, 3 Years	19,217
Expense Example, with Redemption, 5 Years	33,479
Expense Example, with Redemption, 10 Years	$ 75,002